Income Taxes - Schedule of Effective Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Effective Income Tax Rate [Line Items]
Net loss before tax	$ (7,232)	$ (11,706)
Statutory U.S. federal tax rate	21.00%	21.00%
Tax computed at federal statutory rate	$ (1,519)	$ (2,458)
State income taxes, net of federal benefit and tax credits	(606)	(825)
Federal research and development credit	(290)	(297)
Permanent differences	(98)	40
Change in valuation allowance	2,513	3,540
Income tax expense